Trade receivables, net and contract assets (Tables)	12 Months Ended
Dec. 31, 2021
Trade receivables, net and contract assets [Abstract]
Changes in Valuation Allowances for Trade Receivables and Contract Assets
Valuation allowances for trade receivables and contract assets have changed as shown in the following table:

	December 31, 2021		December 31, 2020
(In millions of €)	Trade receivables	Contract assets	Trade receivables	Contract assets
Gross amount	1,189.2	332.1	1,115.1	271.8
Opening loss allowance	(56.0)	—	(42.1)	—
Change in expected credit loss	1.6	(0.3)	(0.7)	—
Increase in loss allowance	(25.9)	—	(10.2)	—
Used allowance reversals	1.1	—	3.4	—
Unused allowance reversals	4.0	—	4.1	—
Effects of foreign exchange and other	(4.8)	—	1.8	—
Other	(70.8)	—	(12.3)	—
Closing loss allowance	(150.8)	(0.3)	(56.0)	—
TOTAL, NET	1,038.4	331.8	1,059.1	271.8